Distribution Date:	08/12/26	FIVE 2023-V1 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-V1

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Attention: Lainie Kaye	cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	Greystone Servicing Company LLC
Historical Detail	18
			Attention: Amy Dixon, General Counsel	amy.dixon@greyco.com

Delinquency Loan Detail	19		5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States

Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC

Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.

Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	25			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
		Trust Directing Holder	Greystone Servicing Company LLC
Supplemental Notes	27
			Jenna Unell	jenna.unell@greyco.com

			5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	337964AA8	5.560200%	7,356,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	337964AB6	5.171900%	200,000,000.00	69,259,394.46	99,059.99	298,502.22	0.00	0.00	397,562.21	69,160,334.47	37.04%	30.00%
A-3	337964AC4	5.667900%	301,700,000.00	301,700,000.00	0.00	1,425,004.52	0.00	0.00	1,425,004.52	301,700,000.00	37.04%	30.00%
A-M	337964AE0	6.244100%	79,994,000.00	79,994,000.00	0.00	416,242.11	0.00	0.00	416,242.11	79,994,000.00	23.46%	19.00%
B	337964AF7	6.558809%	40,906,000.00	40,906,000.00	0.00	223,578.85	0.00	0.00	223,578.85	40,906,000.00	16.51%	13.38%
C	337964AG5	6.558809%	27,271,000.00	27,271,000.00	0.00	149,054.39	0.00	0.00	149,054.39	27,271,000.00	11.88%	9.63%
D	337964AP5	6.558809%	14,545,000.00	14,545,000.00	0.00	79,498.22	0.00	0.00	79,498.22	14,545,000.00	9.41%	7.63%
E	337964AR1	6.558809%	7,272,000.00	7,272,000.00	0.00	39,746.38	0.00	0.00	39,746.38	7,272,000.00	8.18%	6.63%
F	337964AT7	4.250000%	14,544,000.00	14,544,000.00	0.00	51,510.00	0.00	0.00	51,510.00	14,544,000.00	5.71%	4.63%
G	337964AV2	4.250000%	10,909,000.00	10,909,000.00	0.00	38,636.04	0.00	0.00	38,636.04	10,909,000.00	3.86%	3.13%
H*	337964AX8	4.250000%	22,726,047.00	22,726,047.00	0.00	76,717.28	0.00	0.00	76,717.28	22,726,047.00	0.00%	0.00%
VRR Interest	337964BB5	6.558809%	38,274,898.00	31,006,655.45	5,213.68	169,273.80	0.00	0.00	174,487.48	31,001,441.77	0.00%	0.00%
R	337964AZ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			765,497,945.00	620,133,096.91	104,273.67	2,967,763.81	0.00	0.00	3,072,037.48	620,028,823.24

X-A	337964AD2	0.864875%	589,050,000.00	450,953,394.46	0.00	325,015.28	0.00	0.00	325,015.28	450,854,334.47
X-F	337964AH3	2.308809%	14,544,000.00	14,544,000.00	0.00	27,982.76	0.00	0.00	27,982.76	14,544,000.00
X-G	337964AK6	2.308809%	10,909,000.00	10,909,000.00	0.00	20,988.99	0.00	0.00	20,988.99	10,909,000.00
X-H	337964AM2	2.308809%	22,726,047.00	22,726,047.00	0.00	43,725.08	0.00	0.00	43,725.08	22,726,047.00
Notional SubTotal			637,229,047.00	499,132,441.46	0.00	417,712.11	0.00	0.00	417,712.11	499,033,381.47

Deal Distribution Total					104,273.67	3,385,475.92	0.00	0.00	3,489,749.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	337964AA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	337964AB6	346.29697230	0.49529995	1.49251110	0.00000000	0.00000000	0.00000000	0.00000000	1.98781105	345.80167235
A-3	337964AC4	1,000.00000000	0.00000000	4.72324998	0.00000000	0.00000000	0.00000000	0.00000000	4.72324998	1,000.00000000
A-M	337964AE0	1,000.00000000	0.00000000	5.20341663	0.00000000	0.00000000	0.00000000	0.00000000	5.20341663	1,000.00000000
B	337964AF7	1,000.00000000	0.00000000	5.46567374	0.00000000	0.00000000	0.00000000	0.00000000	5.46567374	1,000.00000000
C	337964AG5	1,000.00000000	0.00000000	5.46567379	0.00000000	0.00000000	0.00000000	0.00000000	5.46567379	1,000.00000000
D	337964AP5	1,000.00000000	0.00000000	5.46567343	0.00000000	0.00000000	0.00000000	0.00000000	5.46567343	1,000.00000000
E	337964AR1	1,000.00000000	0.00000000	5.46567382	0.00000000	0.00000000	0.00000000	0.00000000	5.46567382	1,000.00000000
F	337964AT7	1,000.00000000	0.00000000	3.54166667	0.00000000	0.00000000	0.00000000	0.00000000	3.54166667	1,000.00000000
G	337964AV2	1,000.00000000	0.00000000	3.54166651	0.00000000	0.00000000	0.00000000	0.00000000	3.54166651	1,000.00000000
H	337964AX8	1,000.00000000	0.00000000	3.37574238	0.16592459	3.49163319	0.00000000	0.00000000	3.37574238	1,000.00000000
VRR Interest	337964BB5	810.10419544	0.13621669	4.42258004	0.00518512	0.10911538	0.00000000	0.00000000	4.55879673	809.96797875
R	337964AZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	337964AD2	765.56046933	0.00000000	0.55176179	0.00000000	0.00000000	0.00000000	0.00000000	0.55176179	765.39230026
X-F	337964AH3	1,000.00000000	0.00000000	1.92400715	0.00000000	0.00000000	0.00000000	0.00000000	1.92400715	1,000.00000000
X-G	337964AK6	1,000.00000000	0.00000000	1.92400678	0.00000000	0.00000000	0.00000000	0.00000000	1.92400678	1,000.00000000
X-H	337964AM2	1,000.00000000	0.00000000	1.92400729	0.00000000	0.00000000	0.00000000	0.00000000	1.92400729	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	298,502.22	0.00	298,502.22	0.00	0.00	0.00	298,502.22	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,425,004.52	0.00	1,425,004.52	0.00	0.00	0.00	1,425,004.52	0.00
X-A	07/01/26 - 07/30/26	30	0.00	325,015.28	0.00	325,015.28	0.00	0.00	0.00	325,015.28	0.00
A-M	07/01/26 - 07/30/26	30	0.00	416,242.11	0.00	416,242.11	0.00	0.00	0.00	416,242.11	0.00
B	07/01/26 - 07/30/26	30	0.00	223,578.85	0.00	223,578.85	0.00	0.00	0.00	223,578.85	0.00
C	07/01/26 - 07/30/26	30	0.00	149,054.39	0.00	149,054.39	0.00	0.00	0.00	149,054.39	0.00
X-F	07/01/26 - 07/30/26	30	0.00	27,982.76	0.00	27,982.76	0.00	0.00	0.00	27,982.76	0.00
X-G	07/01/26 - 07/30/26	30	0.00	20,988.99	0.00	20,988.99	0.00	0.00	0.00	20,988.99	0.00
X-H	07/01/26 - 07/30/26	30	0.00	43,725.08	0.00	43,725.08	0.00	0.00	0.00	43,725.08	0.00
D	07/01/26 - 07/30/26	30	0.00	79,498.22	0.00	79,498.22	0.00	0.00	0.00	79,498.22	0.00
E	07/01/26 - 07/30/26	30	0.00	39,746.38	0.00	39,746.38	0.00	0.00	0.00	39,746.38	0.00
F	07/01/26 - 07/30/26	30	0.00	51,510.00	0.00	51,510.00	0.00	0.00	0.00	51,510.00	0.00
G	07/01/26 - 07/30/26	30	0.00	38,636.04	0.00	38,636.04	0.00	0.00	0.00	38,636.04	0.00
H	07/01/26 - 07/30/26	30	75,580.21	80,488.08	0.00	80,488.08	3,770.81	0.00	0.00	76,717.28	79,351.02
VRR Interest	07/01/26 - 07/30/26	30	3,977.92	169,472.26	0.00	169,472.26	198.46	0.00	0.00	169,273.80	4,176.38
Totals			79,558.13	3,389,445.18	0.00	3,389,445.18	3,969.27	0.00	0.00	3,385,475.92	83,527.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,489,749.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,400,052.32	Master Servicing Fee	2,661.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	6,381.34
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	267.00
ARD Interest	0.00	Operating Advisor Fee	1,297.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,400,052.32	Total Fees	10,607.12

Principal		Expenses/Reimbursements
Scheduled Principal	104,273.67	Reimbursement for Interest on Advances	417.19
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,552.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	104,273.67	Total Expenses/Reimbursements	3,969.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,385,475.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	104,273.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,489,749.59
Total Funds Collected	3,504,325.99	Total Funds Distributed	3,504,325.98

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	620,133,096.93	620,133,096.93	Beginning Certificate Balance	620,133,096.91
(-) Scheduled Principal Collections	104,273.67	104,273.67	(-) Principal Distributions	104,273.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	620,028,823.26	620,028,823.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	620,133,096.93	620,133,096.93	Ending Certificate Balance	620,028,823.24
Ending Actual Collateral Balance	620,028,823.26	620,028,823.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	5	39,276,747.43	6.33%	16	6.3895	1.927402	1.49 or less	15	278,855,239.28	44.97%	17	6.6708	1.193038
10,000,000 to 19,999,999		13	194,032,308.90	31.29%	17	6.5870	1.632159	1.50 to 1.99	6	132,090,369.72	21.30%	17	6.3486	1.714869
20,000,000 to 29,999,999		9	223,719,766.93	36.08%	17	6.0345	1.658507	2.00 to 2.49	7	156,779,554.99	25.29%	18	6.1227	2.089146
30,000,000 to 39,999,999		2	61,500,000.00	9.92%	17	6.0629	2.014634	2.50 or more	3	52,303,659.27	8.44%	16	5.5258	3.176000
	40,000,000 or higher	2	101,500,000.00	16.37%	18	6.8548	1.630739	Totals	31	620,028,823.26	100.00%	17	6.3670	1.698073
	Totals	31	620,028,823.26	100.00%	17	6.3670	1.698073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	7	202,530,000.00	32.66%	18	6.5869	1.702620
							Industrial	4	40,480,105.28	6.53%	17	5.9651	1.550796
Florida	2	69,553,659.13	11.22%	16	6.7496	2.568397
							Lodging	3	43,348,573.05	6.99%	16	6.8700	3.065820
Illinois	7	29,060,369.72	4.69%	17	6.3516	0.910692
							Mixed Use	10	84,405,012.40	13.61%	17	6.9836	1.307297
New Jersey	2	27,900,000.00	4.50%	17	5.8300	1.530000
							Multi-Family	5	96,000,000.00	15.48%	17	5.8220	1.772370
New York	6	160,635,325.20	25.91%	17	6.0272	1.779616
							Office	5	147,455,000.00	23.78%	17	6.3283	1.355996
North Carolina	6	19,779,554.99	3.19%	18	6.5000	2.380000
							Other	1	480,019.59	0.08%	18	6.1830	1.740000
Ohio	1	16,750,000.00	2.70%	17	6.4165	0.890000
							Retail	6	202,760,112.63	32.70%	18	6.3680	1.824262
Texas	2	24,719,913.92	3.99%	17	6.9886	1.299327
							Self Storage	1	5,100,000.00	0.82%	17	6.4300	1.180000
Washington, DC	1	64,000,000.00	10.32%	16	6.0500	1.160000
							Totals	35	620,028,823.26	100.00%	17	6.3670	1.698073
Wyoming	1	5,100,000.00	0.82%	17	6.4300	1.180000

Totals	35	620,028,823.26	100.00%	17	6.3670	1.698073

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	6	137,150,000.00	22.12%	17	5.5100	1.939679	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49999	11	190,540,369.72	30.73%	17	6.1875	1.583136	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99999	11	247,848,214.26	39.97%	17	6.7833	1.752270	25 months or greater	31	620,028,823.26	100.00%	17	6.3670	1.698073
	7.00000 or greater	3	44,490,239.28	7.18%	16	7.4584	1.143606	Totals	31	620,028,823.26	100.00%	17	6.3670	1.698073
	Totals	31	620,028,823.26	100.00%	17	6.3670	1.698073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	31	620,028,823.26	100.00%	17	6.3670	1.698073	Interest Only	27	566,478,214.26	91.36%	17	6.2842	1.740950
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	4	53,550,609.00	8.64%	17	7.2426	1.244511
	Totals	31	620,028,823.26	100.00%	17	6.3670	1.698073	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	31	620,028,823.26	100.00%	17	6.3670	1.698073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	30	603,528,823.26	97.34%	17	6.3546	1.701575			No outstanding loans in this group
	13 months to 24 months	1	16,500,000.00	2.66%	18	6.8200	1.570000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	620,028,823.26	100.00%	17	6.3670	1.698073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30321606	MF	Cleveland	OH	Actual/360	6.417%	92,549.10	0.00	0.00	N/A	01/06/28	--	16,750,000.00	16,750,000.00	07/06/26
19A2	30321608	MU	New York	NY	Actual/360	6.870%	92,819.43	0.00	0.00	N/A	01/01/28	--	15,690,000.00	15,690,000.00	07/01/26
25A2-2	30321609	MF	New York	NY	Actual/360	4.650%	26,027.08	0.00	0.00	N/A	08/06/27	--	6,500,000.00	6,500,000.00	08/06/26
21	30509414	IN	Chicago	IL	Actual/360	6.286%	54,129.44	0.00	0.00	N/A	11/06/27	--	10,000,000.00	10,000,000.00	08/06/26
11A2	30509417	LO	Jacksonville	FL	Actual/360	6.868%	87,196.17	11,274.31	0.00	N/A	10/06/27	--	14,743,469.79	14,732,195.48	08/06/26
11A3	30509418				Actual/360	6.868%	58,130.78	7,516.20	0.00	N/A	10/06/27	--	9,828,979.99	9,821,463.79	08/06/26
4A2	30509466	OF	Washington	DC	Actual/360	6.050%	130,243.06	0.00	0.00	N/A	12/06/27	12/06/28	25,000,000.00	25,000,000.00	08/06/26
4A3	30509467				Actual/360	6.050%	130,243.06	0.00	0.00	N/A	12/06/27	12/06/28	25,000,000.00	25,000,000.00	08/06/26
4A4	30509468				Actual/360	6.050%	72,936.11	0.00	0.00	N/A	12/06/27	12/06/28	14,000,000.00	14,000,000.00	08/06/26
8A2	30509508				Actual/360	7.490%	144,924.16	30,062.62	0.00	N/A	12/06/27	--	22,469,829.55	22,439,766.93	08/06/26
26	30509532	SS	Cheyenne	WY	Actual/360	6.430%	28,238.42	0.00	0.00	N/A	01/06/28	--	5,100,000.00	5,100,000.00	08/06/26
7	30509534	MF	Belle Glade	FL	Actual/360	6.685%	259,043.75	0.00	0.00	N/A	01/06/28	--	45,000,000.00	45,000,000.00	08/06/26
10A2	30509539	MF	New York	NY	Actual/360	4.338%	103,662.91	0.00	0.00	N/A	01/06/28	--	27,750,000.00	27,750,000.00	08/06/26
9	30509541	IN	Clifton	NJ	Actual/360	5.830%	140,065.75	0.00	0.00	N/A	01/06/28	--	27,900,000.00	27,900,000.00	08/06/26
20	30509542	MU	Lincolnshire	IL	Actual/360	6.570%	56,575.00	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	08/06/26
13	30509543	OF	Ontario	CA	Actual/360	6.081%	123,736.53	0.00	0.00	N/A	01/06/28	--	23,630,000.00	23,630,000.00	08/06/26
24	30509546	LO	McAllen	TX	Actual/360	7.330%	55,557.29	7,015.30	0.00	N/A	01/06/28	--	8,801,929.22	8,794,913.92	08/06/26
15	30509558	OF	Lake Forest	CA	Actual/360	6.660%	108,391.50	0.00	0.00	N/A	01/06/28	--	18,900,000.00	18,900,000.00	08/06/26
12A1	30509559	OF	Los Angeles	CA	Actual/360	6.723%	144,742.01	0.00	0.00	N/A	01/06/28	--	25,000,000.00	25,000,000.00	07/06/26
6A1	30509570	RT	Beverly Hills	CA	Actual/360	6.235%	161,070.83	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	08/06/26
6A2	30509571				Actual/360	6.235%	118,118.61	0.00	0.00	N/A	02/06/28	--	22,000,000.00	22,000,000.00	08/06/26
14A1	30509572	MU	High Point	NC	Actual/360	6.500%	110,797.97	15,615.63	0.00	N/A	02/06/28	--	19,795,170.62	19,779,554.99	08/06/26
5	30509574	RT	Rocklin	CA	Actual/360	6.990%	340,082.92	0.00	0.00	N/A	02/06/28	--	56,500,000.00	56,500,000.00	08/06/26
22	30509575	LO	Van Nuys	CA	Actual/360	6.470%	55,713.89	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	08/06/26
23	30509595	Various Chicago		IL	Actual/360	6.183%	48,319.70	15,031.10	0.00	N/A	02/06/28	--	9,075,400.82	9,060,369.72	08/06/26
17	30509599	RT	Long Beach	CA	Actual/360	6.820%	96,900.83	0.00	0.00	N/A	02/06/28	--	16,500,000.00	16,500,000.00	07/06/25
8A1-2	30509610	MU	New York	NY	Actual/360	7.490%	85,609.21	17,758.51	0.00	N/A	12/06/27	--	13,273,316.94	13,255,558.43	08/06/26
18	30530226	OF	San Antonio	TX	Actual/360	6.800%	93,249.72	0.00	0.00	N/A	01/06/28	--	15,925,000.00	15,925,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30530228	RT	Valley Stream	NY	Actual/360	5.899%	160,010.38	0.00	0.00	N/A	01/06/28	--	31,500,000.00	31,500,000.00	08/06/26
1A7	30530233				Actual/360	5.899%	93,974.35	0.00	0.00	N/A	01/06/28	--	18,500,000.00	18,500,000.00	08/06/26
1A14	30530240				Actual/360	5.899%	126,992.36	0.00	0.00	N/A	01/06/28	--	25,000,000.00	25,000,000.00	08/06/26
Totals							3,400,052.32	104,273.67	0.00				620,133,096.93	620,028,823.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	984,102.58	0.00	--	--	--	0.00	0.00	91,809.89	91,809.89	0.00	0.00
19A2	4,164,000.83	0.00	--	--	--	0.00	0.00	92,785.65	92,785.65	0.00	0.00
25A2-2	10,484,796.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,012,394.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	12,691,577.51	6,599,027.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	12,691,577.51	6,599,027.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	8,086,788.44	1,867,009.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	8,086,788.44	1,867,009.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	8,086,788.44	1,867,009.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	13,087,044.79	13,033,257.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	412,044.22	401,399.95	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,634,644.15	5,614,694.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	5,625,979.81	1,535,525.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,588,748.21	644,799.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	417,851.70	(55,486.79)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,939,672.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,088,041.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,311,950.75	527,865.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	5,827,882.97	0.00	--	--	--	0.00	0.00	144,688.19	144,688.19	0.00	0.00
6A1	6,056,671.48	6,582,087.06	06/01/25	05/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	6,056,671.48	6,582,087.06	06/01/25	05/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	5,246,226.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,421,704.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,871,431.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,461,575.15	356,884.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	05/06/26	0.00	0.00	96,653.89	1,237,376.21	0.00	0.00
8A1-2	13,087,044.79	13,033,257.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,596,976.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A14	47,723,643.72	11,457,597.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	291,191,907.32	101,428,243.77				0.00	0.00	425,937.62	1,566,659.94	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	16,500,000.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.366986%	6.347122%	17
07/10/26	0	0.00	0	0.00	1	16,500,000.00	1	16,500,000.00	0	0.00	3	64,000,000.00	0	0.00	0	0.00	6.367097%	6.347234%	18
06/12/26	0	0.00	0	0.00	1	16,500,000.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367228%	6.347365%	19
05/12/26	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367338%	6.347475%	20
04/10/26	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367468%	6.347605%	21
03/12/26	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367576%	6.347713%	22
02/12/26	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367745%	6.347882%	23
01/12/26	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367851%	6.347989%	24
12/12/25	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367957%	6.348095%	25
11/13/25	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.368083%	6.348220%	26
10/10/25	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3	75,000,000.00	6.368187%	6.348324%	27
09/12/25	0	0.00	0	0.00	1	16,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.315173%	6.295578%	28
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	30321606	07/06/26	0	A	91,809.89	91,809.89	0.00		16,750,000.00
19A2	30321608	07/01/26	0	B	92,785.65	92,785.65	0.00		15,690,000.00
12A1	30509559	07/06/26	0	A	144,688.19	144,688.19	0.00		25,000,000.00
17	30509599	07/06/25	12	6	96,653.89	1,237,376.21	231,661.29		16,500,000.00	03/10/25	2		06/05/25
Totals					425,937.62	1,566,659.94	231,661.29		73,940,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		6,500,000	6,500,000	0		0
13 - 24 Months		549,528,823	533,028,823	0		16,500,000
25 - 36 Months		64,000,000	64,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	620,028,823	603,528,823	0	0	0	16,500,000
Jul-26	620,133,097	603,633,097	0	0	0	16,500,000
Jun-26	620,255,702	603,755,702	0	0	0	16,500,000
May-26	620,358,610	603,858,610	0	0	16,500,000	0
Apr-26	620,479,902	603,979,902	0	0	16,500,000	0
Mar-26	620,581,461	604,081,461	0	0	16,500,000	0
Feb-26	620,739,568	604,239,568	0	0	16,500,000	0
Jan-26	620,839,565	604,339,565	0	0	16,500,000	0
Dec-25	620,938,961	604,438,961	0	0	16,500,000	0
Nov-25	621,056,872	604,556,872	0	0	16,500,000	0
Oct-25	621,154,961	604,654,961	0	0	16,500,000	0
Sep-25	696,271,615	679,771,615	0	0	16,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	30509599	16,500,000.00	16,500,000.00	25,200,000.00	06/12/25	1,793,809.19	1.57000	12/31/24	02/06/28	I/O
Totals		16,500,000.00	16,500,000.00	25,200,000.00		1,793,809.19

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30509599	RT	CA	03/10/25	2

8/6/2026 - The Borrower has not provided any of the remaining requested financial reporting. An updated appraisal is in process. Additional third-party reports have been received. The Notice of Sale was recorded on 7/24/26 for scheduling foreclosure sale on 8/20/2026. Borrower has not responded.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A2	30509466	0.00	6.05000%	0.00	6.05000%	8	06/01/26	06/01/26	06/30/26
4A3	30509467	0.00	6.05000%	0.00	6.05000%	8	06/01/26	06/01/26	06/30/26
4A4	30509468	0.00	6.05000%	0.00	6.05000%	8	06/01/26	06/01/26	06/30/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	62.59	0.00	0.00	0.00
8A1-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	36.97	0.00	0.00	0.00
12A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	131.27	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	83.30	0.00	0.00	0.00
17	0.00	0.00	3,552.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	84.18	0.00	0.00	0.00
25A2-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.88	0.00	0.00	0.00
Total	0.00	0.00	3,552.08	0.00	0.00	0.00	0.00	0.00	417.19	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,969.27

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Supplemental Notes
None

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